Shareholder Report, Holdings (Details) - Fidelity Education Fund	Feb. 28, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	90.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Norway
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.70%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%